Income Taxes (Future Income Taxes (Recovery)) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 23,592	$ 23,010
Less: valuation allowance	(23,592)	(23,010)
Net future tax assets	0	0
SR & ED expenditures [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	2,195	2,195
Income tax loss carryforwards [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	19,098	18,509
Non-refundable investment tax credits [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,263	1,263
Share issue costs [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	4	10
Accrued expenses [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	0	0
Fixed and intangible assets [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,032	1,032
Harmonization credit [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 0	$ 0